New World Fund®
Investment portfolio
January 31, 2020
unaudited
Common stocks 86.92% Information technology 16.95%	Shares	Value (000)
Microsoft Corp.	5,873,814	$999,899
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	69,454,500	743,005
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	75,516
Mastercard Inc., Class A	2,177,900	688,086
PagSeguro Digital Ltd., Class A2	14,974,866	486,533
Keyence Corp.[1]	1,129,700	383,031
Broadcom Inc.	1,222,700	373,119
StoneCo Ltd., Class A2	8,267,716	359,150
Visa Inc., Class A	1,610,700	320,481
ASML Holding NV1	1,129,655	316,818
Adobe Inc.[2]	901,300	316,482
PayPal Holdings, Inc.[2]	2,230,000	253,975
Samsung Electronics Co., Ltd.[1]	4,295,895	201,044
Amadeus IT Group SA, Class A, non-registered shares[1]	1,937,000	151,725
Largan Precision Co., Ltd.[1]	927,066	144,350
Cree, Inc.[2]	3,003,700	139,642
Accenture PLC, Class A	559,000	114,712
EPAM Systems, Inc.[2]	412,800	94,176
Tokyo Electron Ltd.[1]	421,700	92,604
Silergy Corp.[1]	2,562,000	92,418
Kingdee International Software Group Co. Ltd.[1]	85,017,699	91,167
Autodesk, Inc.[2]	413,000	81,299
QUALCOMM Inc.	825,000	70,381
Halma PLC[1]	2,046,600	56,895
Micron Technology, Inc.[2]	1,028,600	54,608
Trimble Inc.[2]	1,266,400	53,847
FleetCor Technologies, Inc.[2]	135,000	42,556
Amphenol Corp., Class A	424,000	42,175
TravelSky Technology Ltd., Class H1	19,107,500	41,334
Inphi Corp.[2]	535,000	40,639
Nokia Corp.[1]	10,245,487	39,964
Network International Holdings Plc[1,2]	4,699,765	37,728
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1,3	7,112,379	35,447
Apple Inc.	103,100	31,910
Temenos AG1	191,300	30,791
Globant SA2	243,000	29,816
Logitech International SA1	660,000	29,681
Hexagon AB, Class B1,4	513,900	28,008
WiseTech Global Ltd.[1,4]	1,635,363	26,675
ON Semiconductor Corp.[2]	1,058,000	24,493
Intel Corp.	367,300	23,481
SAP SE1	155,400	20,336
Hamamatsu Photonics KK1	392,000	16,651
Advanced Micro Devices, Inc.[2]	352,000	16,544
STMicroelectronics NV1	508,000	14,215
Elastic NV, non-registered shares[2]	207,100	13,437
Sabre Corp.	620,000	13,355
New World Fund — Page 1 of 18

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Atlassian Corp. PLC, Class A2	73,125	$10,749
Topcon Corp.[1]	753,367	10,299
AAC Technologies Holdings Inc.[1]	1,458,059	10,189
TE Connectivity Ltd.	101,500	9,356
Cabot Microelectronics Corp.	54,500	7,930
		7,402,722
Financials 12.63%
Kotak Mahindra Bank Ltd.[1]	34,010,235	805,258
HDFC Bank Ltd.[1]	33,986,088	584,093
HDFC Bank Ltd. (ADR)	778,000	44,564
AIA Group Ltd.[1]	55,398,200	546,171
B3 SA - Brasil, Bolsa, Balcao	30,350,600	341,591
Sberbank of Russia PJSC (ADR)[1]	16,844,925	268,572
Sberbank of Russia PJSC (ADR)	2,932,600	46,752
Bank Central Asia Tbk PT1	129,900,800	305,266
XP Inc., Class A2	5,946,385	238,688
ICICI Bank Ltd. (ADR)	9,342,680	136,216
ICICI Bank Ltd.[1]	12,536,563	91,960
Capitec Bank Holdings Ltd.[1]	2,369,757	212,627
Ping An Insurance (Group) Co. of China, Ltd., Class H1	17,107,699	193,542
Ping An Insurance (Group) Co. of China, Ltd., Class A1,3	1,346,312	15,637
Bajaj Finance Ltd.[1]	3,388,000	206,512
UniCredit SpA[1]	13,295,675	177,726
Moody’s Corp.	413,600	106,208
PICC Property and Casualty Co. Ltd., Class H1	97,010,000	103,564
HDFC Life Insurance Co. Ltd.[1]	11,231,529	94,319
Discovery Ltd.[1]	11,969,167	92,860
IndusInd Bank Ltd.[1]	4,707,000	82,404
China Construction Bank Corp., Class H1	100,211,000	76,018
The People’s Insurance Co. (Group) of China Ltd., Class H1	209,971,000	74,981
S&P Global Inc.	255,000	74,901
Türkiye Garanti Bankasi AS1,2	33,101,700	65,734
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	135,500	60,631
Bank Rakyat Indonesia (Persero) Tbk PT1	185,902,700	60,314
Banco Bilbao Vizcaya Argentaria, SA1	11,024,971	56,982
Akbank TAS[1,2]	33,061,032	45,577
Akbank TAS[1,2]	5,761,968	7,943
Hong Kong Exchanges and Clearing Ltd.[1]	1,454,000	47,904
Vietnam Technological and Commercial Joint Stock Bank[1,2]	36,644,985	40,790
TCS Group Holding PLC (GDR)[1]	1,037,685	24,683
TCS Group Holding PLC (GDR)[1,5]	264,560	6,293
Axis Bank Ltd.[1,5]	2,786,000	26,675
Housing Development Finance Corp. Ltd.[1]	735,000	24,868
Kasikornbank PCL, foreign registered[1]	4,469,500	19,945
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	13,262,070	19,014
Standard Chartered PLC (GBP denominated)[1]	1,137,500	9,469
Standard Chartered PLC (HKD denominated)[1,4]	623,900	5,245
Prudential PLC[1]	703,000	12,512
Moscow Exchange MICEX-RTS PJSC[1]	6,856,705	11,785
BB Seguridade Participações SA	1,420,000	11,532
Alpha Bank SA1,2	5,122,000	10,209
Chubb Ltd.	65,000	9,879
Bank of China Ltd., Class H1	22,564,000	8,724
New World Fund — Page 2 of 18

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank of the Philippine Islands[1]	4,929,000	$8,007
Remgro Ltd.[1]	321,000	3,890
		5,519,035
Consumer discretionary 12.60%
Alibaba Group Holding Ltd. (ADR)[2]	2,240,100	462,782
Alibaba Group Holding Ltd.[1,2]	12,760,720	322,139
MercadoLibre, Inc.[2]	786,500	521,449
LVMH Moët Hennessy-Louis Vuitton SE1	773,307	337,867
Marriott International, Inc., Class A	1,854,500	259,741
Delivery Hero SE1,2	3,312,805	255,743
Naspers Ltd., Class N1	1,495,263	245,448
EssilorLuxottica[1]	1,419,200	210,662
Hermès International[1]	233,786	175,236
Galaxy Entertainment Group Ltd.[1]	24,555,990	160,246
Sony Corp.[1]	2,146,000	150,839
Kering SA1	240,171	147,519
Meituan Dianping, Class B1,2	11,285,960	143,025
Fast Retailing Co., Ltd.[1]	266,800	142,904
Jumbo SA1	5,625,631	114,532
Melco Resorts & Entertainment Ltd. (ADR)	5,428,000	109,483
adidas AG1	338,551	107,166
Booking Holdings Inc.[2]	55,800	102,145
NIKE, Inc., Class B	899,300	86,602
Hyundai Motor Co.[1]	825,547	85,712
Prosus NV1,2	1,148,500	82,770
General Motors Co.	2,469,000	82,440
Zhongsheng Group Holdings Ltd.[1]	21,370,250	79,033
Ryohin Keikaku Co., Ltd.[1]	4,624,300	77,332
Suzuki Motor Corp.[1]	1,560,300	70,836
Industria de Diseño Textil, SA1	2,032,800	68,404
YUM! Brands, Inc.	608,600	64,372
Wynn Macau, Ltd.[1]	28,408,000	58,913
Trip.com Group Ltd. (ADR)[2]	1,711,900	55,003
Sands China Ltd.[1]	11,035,085	53,314
Gree Electric Appliances, Inc. of Zhuhai, Class A1,3	5,963,251	51,974
Ferrari NV1	249,900	42,214
Bayerische Motoren Werke AG1	584,000	41,736
Domino’s Pizza, Inc.	142,000	40,008
MakeMyTrip Ltd., non-registered shares[2]	1,660,000	38,180
Maruti Suzuki India Ltd.[1]	383,177	36,901
Vivo Energy PLC[1]	21,722,150	32,272
Huazhu Group Ltd. (ADR)	927,800	32,009
Wynn Resorts, Ltd.	240,000	30,278
Midea Group Co., Ltd., Class A1,3	3,946,874	29,907
Evolution Gaming Group AB1	874,917	27,062
Eicher Motors Ltd.[1]	95,400	26,994
Shangri-La Asia Ltd.[1]	28,650,000	26,298
Lojas Americanas SA, ordinary nominative	4,283,700	23,236
Lojas Americanas SA, ordinary nominative, subscription receipts[1,2]	42,012	228
IDP Education Ltd.[1]	1,981,000	22,954
Daimler AG1	488,846	22,656
Luckin Coffee Inc., Class A (ADR)[2,4]	675,000	21,931
Royal Caribbean Cruises Ltd.	187,000	21,894
Samsonite International SA1	11,577,000	21,692
New World Fund — Page 3 of 18

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC[1]	320,660	$19,763
Li Ning Co. Ltd.[1]	5,257,000	15,409
Cie. Financière Richemont SA, Class A1	205,090	14,958
Peugeot SA1	666,675	13,837
Canada Goose Holdings Inc., subordinate voting shares[2,4]	333,300	9,999
Valeo SA, non-registered shares[1]	193,100	5,753
		5,503,800
Health care 9.77%
AstraZeneca PLC[1]	3,091,700	302,285
Thermo Fisher Scientific Inc.	933,820	292,463
Abbott Laboratories	2,728,500	237,761
Carl Zeiss Meditec AG, non-registered shares[1]	1,719,380	210,808
Asahi Intecc Co., Ltd.[1]	6,368,400	178,896
BioMarin Pharmaceutical Inc.[2]	2,064,679	172,401
Notre Dame Intermédica Participações SA	10,110,489	165,754
CSL Ltd.[1]	751,000	153,557
Koninklijke Philips NV (EUR denominated)[1]	3,118,584	142,755
Shionogi & Co., Ltd.[1]	2,400,100	142,680
Hypera SA, ordinary nominative	16,751,266	139,131
Illumina, Inc.[2]	468,500	135,898
Straumann Holding AG1	130,073	124,157
Zai Lab Ltd. (ADR)[2]	2,414,661	123,124
Yunnan Baiyao Group Co., Ltd., Class A1,3	9,499,810	119,058
Jiangsu Hengrui Medicine Co., Ltd., Class A1,3	9,577,884	117,120
bioMérieux SA1	1,153,000	114,353
BeiGene, Ltd. (ADR)[2]	748,600	114,057
Novartis AG1	1,160,150	109,744
Novo Nordisk A/S, Class B1	1,549,622	94,597
PerkinElmer, Inc.	1,001,270	92,597
Hugel, Inc.[1,2,6]	227,797	83,406
Bayer AG1	918,000	74,127
Alcon Inc.[1,2]	1,228,000	72,547
Pfizer Inc.	1,818,000	67,702
Pharmaron Beijing Co., Ltd., Class H1,2	5,516,000	35,369
Pharmaron Beijing Co., Ltd., Class A1,3	3,769,800	30,369
NMC Health PLC[1]	2,239,731	38,098
NMC Health PLC[1]	1,564,991	26,621
Boston Scientific Corp.[2]	1,455,000	60,921
Medtronic PLC	510,000	58,874
HOYA Corp.[1]	610,000	58,636
WuXi AppTec Co., Ltd., Class H1,4	4,570,860	55,007
Danaher Corp.	309,900	49,854
Teva Pharmaceutical Industries Ltd. (ADR)[2]	4,398,000	45,739
WuXi Biologics (Cayman) Inc.[1,2]	3,402,992	43,062
OdontoPrev SA, ordinary nominative	10,308,600	42,509
Zoetis Inc., Class A	284,000	38,116
Hangzhou Tigermed Consulting Co., Ltd., Class A1,3	2,929,251	30,774
Align Technology, Inc.[2]	104,000	26,738
Merck & Co., Inc.	297,000	25,376
Grifols, SA, Class B (ADR)	401,870	9,134
Olympus Corp.[1]	320,700	5,162
Aier Eye Hospital Group Co., Ltd., Class A1,3	866,222	4,794
		4,266,131
New World Fund — Page 4 of 18

unaudited
Common stocks (continued) Communication services 7.86%	Shares	Value (000)
Alphabet Inc., Class C2	412,367	$591,429
Alphabet Inc., Class A2	118,464	169,733
Tencent Holdings Ltd.[1]	13,715,400	651,250
Facebook, Inc., Class A2	2,607,900	526,561
Yandex NV, Class A2	4,446,200	199,234
América Móvil, SAB de CV, Series L (ADR)	11,409,486	190,310
América Móvil, SAB de CV, Series L	3,967,600	3,295
Sea Ltd., Class A (ADR)[2]	3,527,302	159,575
Activision Blizzard, Inc.	2,673,400	156,341
Netflix, Inc.[2]	413,400	142,660
Bharti Infratel Ltd.[1]	32,849,728	114,323
Vodafone Group PLC[1]	56,953,100	112,059
China Tower Corp. Ltd., Class H1	325,622,000	67,737
Bharti Airtel Ltd.[1,2]	9,715,708	67,609
JOYY Inc., Class A (ADR)[2]	1,053,000	63,738
HUYA, Inc. (ADR)[2,4]	2,118,200	37,874
Ubisoft Entertainment SA1,2	472,000	35,990
Vodafone Idea Ltd.[1,2]	413,234,302	30,707
Electronic Arts Inc.[2]	218,200	23,548
SoftBank Group Corp.[1]	548,800	22,220
Z Holding Corp.[1]	5,539,000	21,752
Intouch Holdings PCL, foreign registered[1]	9,110,100	16,121
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	57,520,000	15,930
JCDecaux SA1	566,398	15,148
		3,435,144
Industrials 6.58%
Airbus SE, non-registered shares[1]	3,532,770	521,210
CCR SA, ordinary nominative	66,399,282	282,801
Safran SA1	1,345,802	217,602
Shanghai International Airport Co., Ltd., Class A1,3	22,341,892	216,906
Nidec Corp.[1]	1,579,300	199,927
International Container Terminal Services, Inc.[1]	54,681,000	138,778
TransDigm Group Inc.	194,700	125,247
SMC Corp.[1]	273,799	118,468
DSV Panalpina A/S1	991,118	107,812
Boeing Co.	307,600	97,900
Guangzhou Baiyun International Airport Co. Ltd., Class A1,3	35,765,673	74,388
Edenred SA1	1,320,979	71,381
Jardine Matheson Holdings Ltd.[1]	1,119,400	62,353
Daikin Industries, Ltd.[1]	407,900	57,401
Fortive Corp.	760,000	56,947
Koc Holding AS, Class B1	17,055,000	55,121
Havells India Ltd.[1]	5,605,118	47,310
Air Lease Corp., Class A	1,101,100	47,281
Experian PLC[1]	1,321,000	45,936
Spirax-Sarco Engineering PLC[1]	371,000	43,656
Wizz Air Holdings PLC[1,2]	781,326	43,288
Cummins Inc.	265,000	42,392
Rational AG1	51,800	39,016
Deere & Co.	214,200	33,968
Adani Ports & Special Economic Zone Ltd.[1]	5,405,979	27,988
Epiroc AB, Class B1	2,302,349	26,063
Knorr-Bremse AG, non-registered shares[1]	227,000	24,811
Aeroflot - Russian Airlines PJSC[1]	8,465,000	14,208
New World Fund — Page 5 of 18

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
MTU Aero Engines AG1	39,000	$11,876
DKSH Holding AG1	179,946	9,304
Ayala Corp.[1]	483,102	6,835
DP World PLC[1]	447,793	6,262
		2,874,436
Materials 6.47%
Vale SA, ordinary nominative	16,803,562	197,243
Vale SA, ordinary nominative (ADR)	16,592,375	194,629
Gerdau SA (ADR)[4]	40,171,100	188,001
Sika AG1	908,104	163,474
Freeport-McMoRan Inc.	13,265,000	147,241
First Quantum Minerals Ltd.	16,969,500	132,843
Fortescue Metals Group Ltd.[1]	16,802,431	125,897
Kansai Paint Co., Ltd.[1]	5,252,338	125,811
Barrick Gold Corp. (CAD denominated)	3,930,400	72,793
Barrick Gold Corp.	1,341,000	24,835
UPL Ltd.[1]	12,901,500	95,214
UPM-Kymmene Oyj[1]	2,980,000	94,219
Shree Cement Ltd.[1]	235,995	75,786
Rio Tinto PLC[1]	1,376,000	74,153
Koninklijke DSM NV1	556,000	67,981
LafargeHolcim Ltd.[1]	1,274,720	64,905
Linde PLC	310,500	63,072
Chr. Hansen Holding A/S1	794,396	59,234
Shin-Etsu Chemical Co., Ltd.[1]	496,900	56,559
Arkema SA1	592,600	54,467
BHP Group PLC[1]	2,478,000	54,275
Loma Negra Compania Industrial Argentina SA (ADR)[2,6]	7,675,388	52,960
Givaudan SA1	14,300	47,193
CCL Industries Inc., Class B, nonvoting shares	1,116,600	47,089
Air Liquide SA, non-registered shares[1]	323,357	46,841
International Flavors & Fragrances Inc.[4]	353,300	46,321
Umicore SA1	954,279	43,962
Akzo Nobel NV1	464,888	43,876
Celanese Corp.	365,400	37,819
Yara International ASA[1]	1,013,000	36,906
LANXESS AG1	612,000	36,860
Alrosa PJSC[1]	28,470,204	35,653
Johnson Matthey PLC[1]	950,000	32,636
SIG Combibloc Group AG1	1,997,000	31,559
AngloGold Ashanti Ltd. (ADR)	838,828	17,078
AngloGold Ashanti Ltd.[1]	554,107	11,289
BASF SE1	406,900	27,606
Air Products and Chemicals, Inc.	109,000	26,019
Amcor PLC (CDI)[1]	1,745,000	18,190
Dow Inc.	315,600	14,540
Alcoa Corp.[2]	1,024,000	14,285
Asahi Kasei Corp.[1]	1,175,200	11,996
Asian Paints Ltd.[1]	318,555	7,990
Turquoise Hill Resources Ltd.[2]	9,030,127	5,714
Evonik Industries AG1	64,000	1,761
		2,828,775
New World Fund — Page 6 of 18

unaudited
Common stocks (continued) Consumer staples 5.78%	Shares	Value (000)
Nestlé SA1	2,864,013	$316,170
Kweichow Moutai Co., Ltd., Class A1,3	2,035,625	302,813
Coca-Cola Co.	2,892,500	168,922
Pernod Ricard SA1	845,945	146,719
Kirin Holdings Co., Ltd.[1]	5,894,500	128,592
Raia Drogasil SA, ordinary nominative	4,087,000	118,546
Reckitt Benckiser Group PLC[1]	1,276,600	105,735
Carlsberg A/S, Class B1	717,838	105,040
British American Tobacco PLC[1]	1,923,800	85,042
United Spirits Ltd.[1,2]	8,593,571	74,212
Jiangsu Yanghe Brewery JSC, Ltd., Class A1,3	4,807,274	71,423
Uni-Charm Corp.[1]	1,914,500	65,456
Unilever NV (EUR denominated)[1]	987,031	57,406
AAK AB1	2,780,000	52,182
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	43,995
Wal-Mart de México, SAB de CV, Series V	2,595,000	7,533
WH Group Ltd.[1]	51,232,500	48,540
Japan Tobacco Inc.[1]	2,166,800	45,851
Bid Corp. Ltd.[1]	2,038,000	44,874
Mondelez International, Inc.	771,300	44,257
Treasury Wine Estates Ltd.[1]	4,525,614	38,637
Godrej Consumer Products Ltd.[1]	3,970,952	37,436
Associated British Foods PLC[1]	938,600	32,651
Anheuser-Busch InBev SA/NV1	412,140	31,095
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	24,749
Shoprite Holdings Ltd.[1]	3,064,979	23,856
L’Oréal SA, non-registered shares[1]	83,828	23,490
CP ALL PCL, foreign registered[1]	10,225,000	23,076
Diageo PLC[1]	580,600	22,972
Danone SA1	272,455	21,819
Fomento Económico Mexicano, SAB de CV	2,377,000	21,432
Herbalife Nutrition Ltd.[2]	545,700	21,200
Lion Corp.[1]	1,027,500	19,599
Thai Beverage PCL[1]	33,249,800	19,278
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A1,3	3,468,887	18,303
Coca-Cola FEMSA, SAB de CV, units	2,600,000	15,816
Chongqing Fuling Zhacai Group Co., Ltd., Class A1,3	4,633,345	15,441
Estée Lauder Cos. Inc., Class A	78,000	15,222
Masan Group Corp.[1,2]	6,975,420	14,963
Asahi Group Holdings, Ltd.[1]	320,700	14,901
Shiseido Co., Ltd.[1]	210,200	13,584
Budweiser Brewing Co., APAC Ltd.[1,2]	4,172,000	12,542
Chengdu Hongqi Chain Co., Ltd.[1,3]	8,850,966	9,101
		2,524,471
Energy 4.44%
Reliance Industries Ltd.[1]	44,025,028	871,052
Royal Dutch Shell PLC, Class B1	5,982,465	157,518
Royal Dutch Shell PLC, Class B (ADR)[4]	349,700	18,632
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	629,878	16,568
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	11,344,000	160,064
Rosneft Oil Co. PJSC (GDR)[1]	16,469,500	123,048
Galp Energia, SGPS, SA, Class B1	4,883,453	73,828
INPEX Corp.[1]	7,724,700	72,346
China Oilfield Services Ltd., Class H1	38,468,000	55,877
New World Fund — Page 7 of 18

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Schlumberger Ltd.	1,577,400	$52,859
Noble Energy, Inc.	2,173,000	42,960
Indus Gas Ltd.[1,2,6]	10,429,272	38,561
Novatek PJSC (GDR)[1]	207,800	37,394
Halliburton Co.	1,649,000	35,965
BP PLC[1]	5,682,100	34,244
Exxon Mobil Corp.	511,200	31,756
Baker Hughes Co., Class A	1,387,000	30,042
Gulf Keystone Petroleum Ltd.[1]	8,896,743	21,801
Chevron Corp.	186,100	19,939
Oil Search Ltd.[1]	3,898,900	18,608
TOTAL SA1	227,480	11,085
United Tractors Tbk PT1	6,250,000	8,733
China Petroleum & Chemical Corp., Class H1	12,160,000	6,416
		1,939,296
Utilities 2.03%
China Gas Holdings Ltd.[1]	74,854,866	294,332
ENN Energy Holdings Ltd.[1]	20,940,300	243,739
China Resources Gas Group Ltd.[1]	17,166,000	90,302
AES Corp.	4,387,400	87,134
Equatorial Energia SA, ordinary nominative	15,410,000	85,783
Enel SpA[1]	8,394,776	73,152
Neoenergia SA	1,782,000	10,706
		885,148
Real estate 1.81%
ESR Cayman Ltd.[1,2]	94,106,021	233,004
American Tower Corp. REIT	524,400	121,524
Embassy Office Parks REIT[1]	18,328,005	106,601
CK Asset Holdings Ltd.[1]	15,423,000	98,522
Ayala Land, Inc.[1]	88,803,200	72,159
Ayala Land, Inc., preference shares[1,2,3]	30,910,900	55
BR Malls Participacoes SA, ordinary nominative	14,317,934	61,516
China Overseas Land & Investment Ltd.[1]	18,666,000	60,101
Longfor Group Holdings Ltd.[1]	8,504,500	35,839
		789,321
Total common stocks (cost: $27,448,494,000)		37,968,279
Preferred securities 1.50% Industrials 0.43%
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	10,906,600	87,225
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[4]	944,799	15,145
Azul SA, preferred nominative (ADR)[2]	1,503,263	62,386
Azul SA, preferred nominative[2]	1,489,600	20,612
		185,368
Consumer discretionary 0.30%
Volkswagen AG, nonvoting preferred shares[1]	460,000	82,819
Lojas Americanas SA, preferred nominative	7,561,400	48,642
Lojas Americanas SA, preferred nominative, subscription receipts[1,2]	62,448	402
		131,863
New World Fund — Page 8 of 18

unaudited
Preferred securities (continued) Financials 0.29%	Shares	Value (000)
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,620,500	$88,432
Itaú Unibanco Holding SA, preferred nominative	4,916,094	37,675
		126,107
Energy 0.19%
Petróleo Brasileiro SA (Petrobras), preferred nominative	6,797,200	45,155
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,950,100	39,089
		84,244
Health care 0.16%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,009,716	68,619
Consumer staples 0.08%
Henkel AG & Co. KGaA, nonvoting preferred shares[1]	353,500	36,060
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	575,000	22,682
Total preferred securities (cost: $477,746,000)		654,943
Rights & warrants 0.76% Health care 0.67%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,3,5]	16,376,220	219,942
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,3,5]	13,126,917	72,648
		292,590
Consumer staples 0.09%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,3,5]	2,610,700	39,570
Total rights & warrants (cost: $198,589,000)		332,160
Bonds, notes & other debt instruments 3.61% Bonds & notes of governments & government agencies outside the U.S. 3.35%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[5]	$22,000	22,341
Angola (Repulic of) 8.00% 2029[5]	30,500	32,311
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.564% 2022[7]	ARS32,074	239
Argentine Republic 8.28% 2033[8]	$10,333	5,742
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[9]	71,900	30,229
Argentine Republic 6.875% 2048	39,820	16,981
Armenia (Republic of) 7.15% 2025	6,000	7,113
Bahrain (Kingdom of) 6.75% 2029[5]	6,450	7,521
Banque Centrale de Tunisie 6.75% 2023	€1,830	2,106
Banque Centrale de Tunisie 5.625% 2024	5,895	6,512
Banque Centrale de Tunisie 5.75% 2025	$5,575	5,184
Belarus (Republic of) 6.875% 2023	7,000	7,559
Buenos Aires (City of) 8.95% 2021	8,904	8,949
Cameroon (Republic of) 9.50% 2025	26,837	30,656
Colombia (Republic of) 4.50% 2029	13,425	15,189
Colombia (Republic of) 7.375% 2037	10,950	16,148
Costa Rica (Republic of) 6.125% 2031[5]	15,200	16,192
Dominican Republic 7.50% 2021	7,634	7,908
New World Fund — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2025[5]	$12,700	$13,626
Dominican Republic 10.375% 2026	DOP289,000	5,549
Dominican Republic 11.00% 2026	121,900	2,412
Dominican Republic 11.00% 2026	61,700	1,226
Dominican Republic 5.95% 2027	$7,820	8,615
Dominican Republic 8.625% 2027[5]	4,950	6,022
Dominican Republic 11.25% 2027	DOP274,300	5,471
Dominican Republic 6.00% 2028[5]	$4,360	4,845
Dominican Republic 11.375% 2029	DOP195,700	3,968
Dominican Republic 7.45% 2044[5]	$18,050	21,632
Dominican Republic 7.45% 2044	5,700	6,831
Dominican Republic 6.85% 2045[5]	2,000	2,257
Dominican Republic 5.875% 2060[5]	10,273	10,294
Egypt (Arab Republic of) 16.00% 2022	EGP300,000	19,769
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,760
Egypt (Arab Republic of) 8.50% 2047	$10,000	11,467
Egypt (Arab Republic of) 8.15% 2059[5]	15,000	16,455
Ethiopia (Federal Democratic Republic of) 6.625% 2024	27,000	29,232
Gabonese Republic 6.375% 2024	30,200	32,528
Guatemala (Republic of) 4.375% 2027	14,215	14,895
Honduras (Republic of) 8.75% 2020	5,559	5,842
Honduras (Republic of) 6.25% 2027	19,495	21,675
Indonesia (Republic of) 4.75% 2026[5]	26,740	29,991
Indonesia (Republic of) 6.625% 2037	8,612	12,002
Indonesia (Republic of) 7.75% 2038	8,094	12,482
Indonesia (Republic of) 5.25% 2042	18,644	23,092
Iraq (Republic of) 6.752% 2023	24,200	24,507
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	5,130	5,560
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	21,135	22,647
Kazakhstan (Republic of) 5.125% 2025[5]	9,750	11,258
Kazakhstan (Republic of) 5.125% 2025	5,700	6,582
Kazakhstan (Republic of) 6.50% 2045[5]	7,865	11,763
Kenya (Republic of) 6.875% 2024	15,875	17,242
Kenya (Republic of) 6.875% 2024[5]	5,175	5,621
Kenya (Republic of) 8.25% 2048[5]	29,120	31,460
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR31,000	8,065
Malaysia (Federation of), Series 0619, 4.119% 2034	45,000	11,964
Malaysia (Federation of), Series 0418, 4.893% 2038	36,200	10,545
Nigeria (Republic of) 6.375% 2023	$17,825	19,400
Nigeria (Republic of) 6.375% 2023[5]	1,095	1,192
Nigeria (Republic of) 6.50% 2027	4,600	4,744
Nigeria (Republic of) 7.625% 2047	8,000	7,807
Oman (Sultanate of) 5.625% 2028	29,800	30,910
Pakistan (Islamic Republic of) 5.50% 2021[5]	9,437	9,675
Pakistan (Islamic Republic of) 5.50% 2021	5,208	5,340
Pakistan (Islamic Republic of) 5.625% 2022	9,000	9,318
Pakistan (Islamic Republic of) 8.25% 2024	7,355	8,283
Pakistan (Islamic Republic of) 8.25% 2025[5]	9,222	10,479
Pakistan (Islamic Republic of) 6.875% 2027[5]	14,600	15,465
Panama (Republic of) 3.75% 2026[5]	20,790	22,108
Panama (Republic of) 4.50% 2047	18,505	22,941
Panama (Republic of) 4.50% 2050	1,440	1,776
Panama (Republic of) 4.30% 2053	6,400	7,766
Paraguay (Republic of) 5.00% 2026	5,560	6,187
Paraguay (Republic of) 5.00% 2026[5]	4,475	4,980
New World Fund — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 4.70% 2027[5]	$8,790	$9,749
Paraguay (Republic of) 4.70% 2027	5,500	6,100
Peru (Republic of) 6.55% 2037	10,417	15,896
Peru (Republic of) 5.625% 2050	1,240	1,905
Poland (Republic of) 3.25% 2026	12,900	13,812
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	3,045	3,197
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	1,330	1,632
Qatar (State of) 4.50% 2028[5]	45,000	52,174
Romania 2.875% 2029	€12,704	16,054
Romania 2.00% 2032	5,552	6,349
Romania 5.125% 2048[5]	$20,600	24,594
Russian Federation 6.50% 2024	RUB1,450,000	23,331
Russian Federation 4.375% 2029[5]	$10,000	11,293
Russian Federation 4.375% 2029	4,000	4,517
Russian Federation 6.90% 2029	RUB975,000	16,122
Russian Federation 5.10% 2035	$18,000	21,991
Russian Federation 5.25% 2047	12,000	15,709
Saudi Arabia (Kingdom of) 2.375% 2021[5]	1,700	1,715
Saudi Arabia (Kingdom of) 3.25% 2026[5]	6,915	7,296
Saudi Arabia (Kingdom of) 3.625% 2028[5]	12,700	13,667
Senegal (Republic of) 4.75% 2028	€13,200	15,633
South Africa (Republic of) 5.875% 2030	$28,100	30,666
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,926
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	14,000	14,259
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,329
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	10,530	10,688
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	16,872
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	4,000	3,880
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[5]	7,500	7,450
Turkey (Republic of) 10.70% 2021	TRY49,500	8,362
Turkey (Republic of) 10.70% 2022	52,700	9,008
Turkey (Republic of) 16.20% 2023	41,300	8,122
Turkey (Republic of) 6.00% 2041	$16,795	17,008
Turkey (Republic of) 5.75% 2047	31,345	30,323
Ukraine Government 7.75% 2027	42,200	47,894
Ukraine Government 9.75% 2028	6,200	7,735
Ukraine Government 7.375% 2032	29,200	32,360
Venezuela (Bolivarian Republic of) 7.00% 2018[10]	870	111
Venezuela (Bolivarian Republic of) 7.75% 2019[10]	15,668	1,998
Venezuela (Bolivarian Republic of) 6.00% 2020[10]	12,912	1,646
Venezuela (Bolivarian Republic of) 12.75% 2022[10]	1,162	148
Venezuela (Bolivarian Republic of) 9.00% 2023[10]	18,851	2,404
Venezuela (Bolivarian Republic of) 8.25% 2024[10]	4,062	518
Venezuela (Bolivarian Republic of) 7.65% 2025[10]	1,741	222
Venezuela (Bolivarian Republic of) 11.75% 2026[10]	870	111
Venezuela (Bolivarian Republic of) 9.25% 2027[10]	2,321	296
Venezuela (Bolivarian Republic of) 9.25% 2028[10]	4,346	554
Venezuela (Bolivarian Republic of) 11.95% 2031[10]	1,449	185
Venezuela (Bolivarian Republic of) 7.00% 2038[10]	1,448	181
		1,461,395
New World Fund — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.26% Energy 0.07%	Principal amount (000)	Value (000)
Gazprom OJSC 6.51% 2022[5]	$5,410	$5,878
Petrobras Global Finance Co. 8.75% 2026	14,800	19,363
Petrobras Global Finance Co. 6.85% 2115	4,340	5,184
		30,425
Utilities 0.07%
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	4,980	5,247
State Grid Overseas Investment Ltd. 3.50% 2027[5]	14,225	15,268
State Grid Overseas Investment Ltd. 4.25% 2028	7,500	8,536
		29,051
Materials 0.04%
Braskem Idesa Sapi 7.45% 2029[5]	5,000	5,291
CSN Resources SA 7.625% 2023	14,000	14,841
		20,132
Financials 0.04%
BBVA Bancomer SA 6.50% 2021[5]	787	822
HSBK (Europe) BV 7.25% 2021[5]	11,150	11,708
VEB Finance Ltd. 6.902% 2020	5,300	5,404
		17,934
Industrials 0.04%
DP World Crescent 4.848% 2028[5]	11,175	12,390
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	3,035	3,602
		15,992
Total corporate bonds & notes		113,534
Total bonds, notes & other debt instruments (cost: $1,490,214,000)		1,574,929
Short-term securities 7.35% Money market investments 7.27%	Shares
Blackrock FedFund 1.49%[11,12]	14,801,975	14,802
Capital Group Central Cash Fund 2.04%[11]	30,531,317	3,053,132
Fidelity Institutional Money Market Funds - Government Portfolio 1.46%[11,12]	1,500,000	1,500
Goldman Sachs Financial Square Government Fund 1.45%[11,12]	81,000,000	81,000
Invesco - Short-term Investments Trust - Government & Agency Portfolio 1.48%[11,12]	3,722,431	3,722
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 1.48%[11,12]	1,000,000	1,000
RBC U.S. Government Money Market Funds 1.53%[11,12]	10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund 1.52%[11,12]	10,000,000	10,000
		3,175,156
New World Fund — Page 12 of 18

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.08%	Principal amount (000)	Value (000)
Argentinian Treasury Bills (51.36%)–6.92% due 9/30/2019–10/31/2019[10]	ARS512,396	$4,981
Egyptian Treasury Bill 13.59% due 6/16/2020	EGP55,600	3,368
Nigerian Treasury Bill 12.58% due 1/5/2021	NGN10,500,000	25,620
		33,969
Total short-term securities (cost: $3,213,765,000)		3,209,125
Total investment securities 100.14% (cost: $32,828,808,000)		43,739,436
Other assets less liabilities (0.14)%		(59,141)
Net assets 100.00%		$43,680,295
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 1/31/2020 (000)
Purchases (000)	Sales (000)
USD32,287	CNH225,000	Citibank	2/11/2020	$155
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended January 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2020 (000)
Common stocks 0.40%
Health care 0.19%
Hugel, Inc.[1,2]	193,597	34,200	—	227,797	$—	$11,343	$—	$83,406
Materials 0.12%
Loma Negra Compania Industrial Argentina SA (ADR)[2]	7,675,388	—	—	7,675,388	—	7,292	—	52,960
Energy 0.09%
Indus Gas Ltd.[1,2]	10,429,272	—	—	10,429,272	—	734	—	38,561
Energean Oil & Gas PLC[1,2,13]	9,900,000	—	9,900,000	—	51,859	(50,580)	—	—
Gulf Keystone Petroleum Ltd.[1,13]	14,566,135	—	5,669,392	8,896,743	(78,803)	77,089	—	—
								38,561
Total 0.40%					$(26,944)	$45,878	$—	$174,927
New World Fund — Page 13 of 18

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $23,299,129,000, which represented 53.34% of the net assets of the fund. This amount includes $21,755,365,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	All or a portion of this security was on loan. The total value of all such securities was $151,066,348, which represented .35% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $893,796,000, which represented 2.05% of the net assets of the fund.
[6]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Step bond; coupon rate may change at a later date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 1/31/2020.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Unaffiliated issuer at 1/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued
New World Fund — Page 14 of 18

unaudited
based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $83,226,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
New World Fund — Page 15 of 18

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,788,347	$2,578,928	$35,447	$7,402,722
Financials	1,089,976	4,413,422	15,637	5,519,035
Consumer discretionary	1,961,552	3,460,367	81,881	5,503,800
Health care	1,898,149	2,065,867	302,115	4,266,131
Communication services	2,264,298	1,170,846	—	3,435,144
Industrials	686,536	1,896,606	291,294	2,874,436
Materials	1,282,482	1,546,293	—	2,828,775
Consumer staples	481,672	1,625,718	417,081	2,524,471
Energy	392,217	1,547,079	—	1,939,296
Utilities	183,623	701,525	—	885,148
Real estate	183,040	606,226	55	789,321
Preferred securities	444,361	210,582	—	654,943
Rights & warrants	—	—	332,160	332,160
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,461,395	—	1,461,395
Corporate bonds & notes	—	113,534	—	113,534
Short-term securities	3,175,156	33,969	—	3,209,125
Total	$18,831,409	$23,432,357	$1,475,670	$43,739,436
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$155	$—	$155
*	Forward currency contracts are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended January 31, 2020 (dollars in thousands):
	Beginning value at 11/1/2019	Transfers into Level 3†	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3†	Ending value at 1/31/2020
Investment securities	$55	$1,359,250	$304,456	$(100,304)	$13,494	$(101,281)	$—	$1,475,670
Net unrealized depreciation during the period on Level 3 investment securities held at January 31, 2020								$(101,281)
†	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
New World Fund — Page 16 of 18

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 1/31/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
Common stocks	$1,143,510	Recent market information	Last traded price	N/A	N/A	N/A
			Adjustment based on proxy (increase)	0.29%	0.29%	Increase
			Adjustment based on proxy (decrease)	0.62%–6.04%	3.17%	Decrease
		Offer price	N/A	N/A	N/A	N/A
Right & warrants	332,160	Recent market information	Last traded price of underlying security	N/A	N/A	N/A
			Adjustment based on proxy (decrease)	2.03%–4.12%	3.02%	Decrease
	$1,475,670
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
MYR = Malaysian ringgits
NGN = Nigerian naira
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
New World Fund — Page 17 of 18

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-036-0320O-S73169	New World Fund — Page 18 of 18